ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 9,652	$ 6,854
Accrued expenses	6,043	4,655
Advances from customers	1,405	492
Taxes payable	2,435	2,053
Warranty provision	920	624
Derivatives	64
Other	371	636
Accrued expenses and other liabilities	$ 20,890	$ 15,314